Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners of COUNTRY Investors Variable Annuity Account

COUNTRY Investors Life Assurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise COUNTRY Investors Variable Annuity Account (the Separate Account), as of December 31, 2020, and the related statements of operations for the year then ended, and the statements of changes in its net assets for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations for the year then ended and changes in its net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 2004.

Chicago, Illinois

April 30, 2021

Appendix

Subaccounts comprising COUNTRY Investors Variable Annuity Account

Subaccounts

American Century VP Capital Appreciation Fund

American Century VP Inflation Protection Bond Fund

American Century VP Ultra® Fund

BNY Mellon VIF Appreciation Portfolio – Initial Shares

BNY Mellon VIF Growth & Income Portfolio – Initial Shares

BNY Mellon VIF Opportunistic Small Cap Portfolio – Initial Shares

Calvert VP EAFE International Index Portfolio - Class F

Calvert VP Russell 2000 Small Cap Index Portfolio

Calvert VP Russell 2000 Small Cap Index Portfolio - Class F

Calvert VP S&P MidCap 400 Index Portfolio

Calvert VP S&P MidCap 400 Index Portfolio - Class F

DWS Global Small Cap VIP - Class A

DWS International Growth VIP - Class A

Federated Hermes Government Money Fund II - Service Shares

Federated Hermes Managed Volatility Fund II - Primary Shares

Federated Hermes Quality Bond Fund II - Primary Shares

Fidelity® VIP Contrafund® Portfolio - Initial Class

Fidelity® VIP Contrafund® Portfolio - Service Class 2

Fidelity® VIP Disciplined Small Cap - Service Class 2

Fidelity® VIP Growth & Income Portfolio - Initial Class

Fidelity® VIP Growth Portfolio - Initial Class

Fidelity® VIP Growth Portfolio - Service Class 2

Fidelity® VIP High Income Portfolio - Service Class 2

Fidelity® VIP Index 500 Portfolio - Initial Class

Fidelity® VIP Index 500 Portfolio - Service Class 2

Fidelity® VIP Investment Grade Bond Portfolio - Initial Class

Fidelity® VIP Mid Cap Portfolio - Service Class 2

Fidelity® VIP Overseas Portfolio - Initial Class

Fidelity® VIP Real Estate Portfolio - Service Class 2

Franklin Global Real Estate VIP Fund - Class 2

Franklin Mutual Shares VIP Fund - Class 2

Franklin Small Cap Value VIP Fund - Class 2

Franklin Small-Mid Cap Growth VIP Fund - Class 2

Franklin U.S. Government Securities VIP Fund - Class 2

Templeton Global Bond VIP Fund - Class 2

Templeton Growth VIP Fund - Class 2

J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1

J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1

J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2

T. Rowe Price Equity Income Portfolio

T. Rowe Price Moderate Allocation Portfolio

T. Rowe Price New America Growth Portfolio

T. Rowe Price International Stock Portfolio

COUNTRY Investors Variable Annuity Account
Statements of Assets and Liabilities
December 31, 2020

		Net assets			Investments in mutual funds
	Investments in shares of		Contracts in					Annuitized
	mutual funds,	Accumulation	annuitization	Total net			Accumulation	units
Subaccount	at fair value	units	period	assets	Cost	Shares owned	units outstanding	outstanding
American Century VP Capital Appreciation Fund	$86,460	$86,460	$-	$86,460	$64,514	4,486.76	2,261.16	-
American Century VP Inflation Protection Bond Fund	20,286	20,286	-	20,286	18,736	1,825.95	1,395.53	-
American Century VP Ultra® Fund	349,653	349,653	-	349,653	194,853	12,723.90	7,135.81	-
BNY Mellon VIF Appreciation Portfolio - Initial Shares	49,393	49,393	-	49,393	40,024	1,046.90	1,373.65	-
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	124,099	124,099	-	124,099	96,613	3,478.10	3,361.71	-
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	146,529	146,529	-	146,529	132,361	2,950.65	6,468.83	-
Calvert VP EAFE International Index Portfolio - Class F	1,390,186	1,390,186	-	1,390,186	1,317,146	14,852.41	67,366.98	-
Calvert VP Russell 2000 Small Cap Index Portfolio	437,294	431,795	5,499	437,294	362,943	4,863.14	13,617.77	173.43
Calvert VP Russell 2000 Small Cap Index Portfolio - Class F	50,609	50,609	-	50,609	43,129	565.08	1,070.39	-
Calvert VP S&P MidCap 400 Index Portfolio	240,634	240,634	-	240,634	187,283	1,995.81	6,463.47	-
Calvert VP S&P MidCap 400 Index Portfolio - Class F	48,368	48,368	-	48,368	43,338	399.71	1,300.73	-
DWS Global Small Cap VIP - Class A	19,151	19,151	-	19,151	18,080	1,609.36	561.46	-
DWS International Growth VIP - Class A	-	-	-	-	-	-	-	-
Federated Hermes Government Money Fund II - Service Shares	472,952	472,952	-	472,952	472,952	472,951.71	51,187.64	-
Federated Hermes Managed Volatility Fund II - Primary Shares	308,412	308,412	-	308,412	296,193	27,809.91	18,401.79	-
Federated Hermes Quality Bond Fund II - Primary Shares	1,687,802	1,687,802	-	1,687,802	1,561,688	142,792.06	131,350.36	-
Fidelity® VIP Contrafund® Portfolio - Initial Class	2,701,485	2,701,485	-	2,701,485	1,846,900	56,082.31	58,421.23	-
Fidelity® VIP Contrafund® Portfolio - Service Class 2	416,252	416,252	-	416,252	284,743	8,907.61	8,006.59	-
Fidelity® VIP Disciplined Small Cap - Service Class 2	167	167	-	167	144	9.65	5.67	-
Fidelity® VIP Growth & Income Portfolio - Initial Class	223,023	223,023	-	223,023	171,596	9,974.19	7,502.06	-
Fidelity® VIP Growth Portfolio - Initial Class	527,108	512,452	14,656	527,108	315,480	5,117.55	10,696.47	305.93
Fidelity® VIP Growth Portfolio - Service Class 2	77,511	77,511	-	77,511	54,110	770.64	1,225.30	-
Fidelity® VIP High Income Portfolio - Service Class 2	8,152	8,152	-	8,152	7,546	1,601.52	330.04	-
Fidelity® VIP Index 500 Portfolio - Initial Class	2,918,577	2,906,949	11,628	2,918,577	1,629,004	7,854.29	77,499.22	310.03
Fidelity® VIP Index 500 Portfolio - Service Class 2	2,694,288	2,694,288	-	2,694,288	1,734,098	7,346.79	56,521.76	-
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	4,897,188	4,883,981	13,207	4,897,188	4,542,868	347,564.80	368,407.45	996.26
Fidelity® VIP Mid Cap Portfolio - Service Class 2	3,313,956	3,313,956	-	3,313,956	2,917,090	88,869.84	83,762.92	-
Fidelity® VIP Overseas Portfolio - Initial Class	698,374	698,374	-	698,374	545,641	26,333.85	30,127.63	-
Fidelity® VIP Real Estate Portfolio - Service Class 2	490,463	490,463	-	490,463	519,818	28,665.27	12,179.68	-
Franklin Global Real Estate VIP Fund - Class 2	506,412	506,412	-	506,412	510,271	35,637.75	32,386.28	-
Franklin Mutual Shares VIP Fund - Class 2	116,769	116,769	-	116,769	131,608	7,038.50	5,485.75	-
Franklin Small Cap Value VIP Fund - Class 2	1,144,510	1,144,510	-	1,144,510	1,212,065	78,931.75	34,623.75	-
Franklin Small-Mid Cap Growth VIP Fund - Class 2	175,562	175,562	-	175,562	138,630	7,596.78	3,831.55	-
Franklin U.S. Government Securities VIP Fund - Class 2	126,623	126,623	-	126,623	130,507	10,482.05	9,276.99	-

See accompanying notes, including note 6 which includes per unit information.

COUNTRY Investors Variable Annuity Account
Statements of Assets and Liabilities (continued)
December 31, 2020

		Net assets			Investments in mutual funds
	Investments in shares of		Contracts in					Annuitized
	mutual funds,	Accumulation	annuitization	Total net			Accumulation	units
Subaccount	at fair value	units	period	assets	Cost	Shares owned	units outstanding	outstanding
Templeton Global Bond VIP Fund - Class 2	$21,624	$21,624	$-	$21,624	$26,789	1,564.68	1,602.70	-
Templeton Growth VIP Fund - Class 2	137,540	137,540	-	137,540	145,977	12,313.34	7,532.16	-
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	324,152	315,556	8,596	324,152	269,265	29,766.01	9,053.45	246.63
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	296,355	296,355	-	296,355	243,981	12,291.80	8,403.76	-
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2	468,770	468,770	-	468,770	378,564	19,663.17	10,392.77	-
T. Rowe Price Equity Income Portfolio	4,701,491	4,701,491	-	4,701,491	4,801,789	179,377.76	180,263.06	-
T. Rowe Price Moderate Allocation Portfolio	674,283	674,283	-	674,283	596,012	29,418.98	23,921.15	-
T. Rowe Price New America Growth Portfolio	4,509,974	4,509,974	-	4,509,974	3,695,468	113,715.93	74,857.18	-
T. Rowe Price International Stock Portfolio	2,412,967	2,412,967	-	2,412,967	2,165,360	141,274.44	101,323.34	-

See accompanying notes, including note 6 which includes per unit information.

COUNTRY Investors Variable Annuity Account
Statements of Operations
Year Ended December 31, 2020

	Income	Expenses		Realized gain (loss) on investments
			Net	Realized gain		Net realized	Change in unrealized appreciation/	Net increase (decrease) in
		Mortality and	investment	(loss) on sale	Realized gain	gain (loss) on	depreciation of	net assets from
Subaccount	Dividends	expense risk	income (loss)	of fund shares	distributions	investments	investments	operations
American Century VP Capital Appreciation Fund	$-	$(733)	$(733)	$(676)	$6,347	$5,671	$16,287	$21,225
American Century VP Inflation Protection Bond Fund	895	(961)	(66)	(358)	-	(358)	7,219	6,795
American Century VP Ultra® Fund	-	(3,342)	(3,342)	28,116	24,591	52,707	62,369	111,734
BNY Mellon VIF Appreciation Portfolio - Initial Shares	353	(551)	(198)	(2,690)	3,634	944	7,924	8,670
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	795	(1,241)	(446)	5,942	7,425	13,367	8,836	21,757
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	955	(1,502)	(547)	(2,950)	-	(2,950)	15,808	12,311
Calvert VP EAFE International Index Portfolio - Class F	41,890	(15,553)	26,337	(28,197)	-	(28,197)	58,692	56,832
Calvert VP Russell 2000 Small Cap Index Portfolio	3,737	(4,290)	(553)	(217)	20,896	20,679	26,179	46,305
Calvert VP Russell 2000 Small Cap Index Portfolio - Class F	453	(539)	(86)	(3,886)	2,532	(1,354)	3,628	2,188
Calvert VP S&P MidCap 400 Index Portfolio	2,520	(2,487)	33	11,581	7,396	18,977	1,535	20,545
Calvert VP S&P MidCap 400 Index Portfolio - Class F	502	(583)	(81)	478	1,474	1,952	(4,751)	(2,880)
DWS Global Small Cap VIP - Class A	122	(183)	(61)	(63)	-	(63)	2,812	2,688
DWS International Growth VIP - Class A	19	(12)	7	555	-	555	(405)	157
Federated Hermes Government Money Fund II - Service Shares	422	(4,588)	(4,166)	-	-	-	-	(4,166)
Federated Hermes Managed Volatility Fund II - Primary Shares	7,678	(3,479)	4,199	(3,892)	-	(3,892)	(3,037)	(2,730)
Federated Hermes Quality Bond Fund II - Primary Shares	60,127	(23,233)	36,894	8,970	6,440	15,410	74,167	126,471
Fidelity® VIP Contrafund® Portfolio - Initial Class	6,036	(29,608)	(23,572)	129,608	12,794	142,402	524,043	642,873
Fidelity® VIP Contrafund® Portfolio - Service Class 2	374	(5,503)	(5,129)	55,638	2,481	58,119	90,540	143,530
Fidelity® VIP Disciplined Small Cap - Service Class 2	1	(1)	-	(1)	-	(1)	26	25
Fidelity® VIP Growth & Income Portfolio - Initial Class	4,154	(2,316)	1,838	5,020	9,988	15,008	(3,799)	13,047
Fidelity® VIP Growth Portfolio - Initial Class	382	(5,411)	(5,029)	59,565	47,444	107,009	50,337	152,317
Fidelity® VIP Growth Portfolio - Service Class 2	25	(853)	(828)	5,424	5,743	11,167	15,303	25,642
Fidelity® VIP High Income Portfolio - Service Class 2	1,291	(880)	411	(7,132)	-	(7,132)	448	(6,273)
Fidelity® VIP Index 500 Portfolio - Initial Class	46,632	(32,896)	13,736	388,739	10,096	398,835	(46,835)	365,736
Fidelity® VIP Index 500 Portfolio - Service Class 2	38,373	(31,518)	6,855	283,941	9,532	293,473	84,847	385,175
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	104,207	(54,005)	50,202	39,883	1,636	41,519	238,521	330,242
Fidelity® VIP Mid Cap Portfolio - Service Class 2	10,954	(31,742)	(20,788)	(73,694)	-	(73,694)	529,327	434,845
Fidelity® VIP Overseas Portfolio - Initial Class	2,726	(7,729)	(5,003)	41,550	3,170	44,720	40,600	80,317
Fidelity® VIP Real Estate Portfolio - Service Class 2	9,368	(5,879)	3,489	(17,964)	21,804	3,840	(55,101)	(47,772)
Franklin Global Real Estate VIP Fund - Class 2	14,588	(5,496)	9,092	3,088	46,863	49,951	(91,265)	(32,222)
Franklin Mutual Shares VIP Fund - Class 2	3,047	(1,365)	1,682	(6,167)	4,236	(1,931)	(10,638)	(10,887)

See accompanying notes.

COUNTRY Investors Variable Annuity Account
Statements of Operations (continued)
Year Ended December 31, 2020

	Income	Expenses		Realized gain (loss) on investments
							Change in
							unrealized	Net increase
			Net	Realized gain		Net realized	appreciation/	(decrease) in
		Mortality and	investment	(loss) on sale	Realized gain	gain (loss) on	depreciation of	net assets from
Subaccount	Dividends	expense risk	income (loss)	of fund shares	distributions	investments	investments	operations
Franklin Small Cap Value VIP Fund - Class 2	$13,077	$(10,955)	$2,122	$(30,457)	$55,621	$25,164	$30,542	$57,828
Franklin Small-Mid Cap Growth VIP Fund - Class 2	-	(1,670)	(1,670)	(4,384)	18,447	14,063	50,769	63,162
Franklin U.S. Government Securities VIP Fund - Class 2	4,399	(1,508)	2,891	(326)	-	(326)	622	3,187
Templeton Global Bond VIP Fund - Class 2	1,828	(254)	1,574	(165)	-	(165)	(2,832)	(1,423)
Templeton Growth VIP Fund - Class 2	3,527	(1,407)	2,120	(447)	-	(447)	5,043	6,716
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	4,139	(3,445)	694	19,914	17,267	37,181	(40,834)	(2,959)
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	1,667	(2,364)	(697)	(1,651)	10,981	9,330	33,465	42,098
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2	1,907	(3,887)	(1,980)	(1,479)	18,612	17,133	65,578	80,731
T. Rowe Price Equity Income Portfolio	94,026	(47,912)	46,114	(99,623)	99,781	158	(24,806)	21,466
T. Rowe Price Moderate Allocation Portfolio	8,368	(7,252)	1,116	2,260	21,396	23,656	53,302	78,074
T. Rowe Price New America Growth Portfolio	-	(49,215)	(49,215)	153,484	666,168	819,652	714,100	1,484,537
T. Rowe Price International Stock Portfolio	12,177	(28,344)	(16,167)	(10,575)	94,711	84,136	184,640	252,609

See accompanying notes.

COUNTRY Investors Variable Annuity Account
Statements of Changes in Net Assets
Year Ended December 31, 2020

		Operations				Contract transactions
									Transfers between
				Change in					subaccounts,	Net increase
				unrealized	Net increase				including	(decrease) in
		Net	Net realized	appreciation/	(decrease) in		Transfers of	Transfers of	Declared	net assets	Total
	Net Assets at	investment	gain (loss)	depreciation	net assets	Transfers	surrenders	administrative	Interest	from	increase	Net Assets at
	December 31,	income	on	of	from	of net	and death	and other	Option	contract	(decrease) in	December 31,
Subaccount	2019	(loss)	investments	investments	operations	premiums	benefits	charges	account	transactions	net assets	2020
American Century VP Capital Appreciation Fund	$61,801	$(733)	$5,671	$16,287	$21,225	$14,138	$(4,828)	$(75)	$(5,801)	$3,434	$24,659	$86,460
American Century VP Inflation Protection Bond Fund	116,915	(66)	(358)	7,219	6,795	-	(101,438)	(226)	(1,760)	(103,424)	(96,629)	20,286
American Century VP Ultra® Fund	204,020	(3,342)	52,707	62,369	111,734	32,594	(17,759)	(147)	19,211	33,899	145,633	349,653
BNY Mellon VIF Appreciation Portfolio - Initial Shares	48,179	(198)	944	7,924	8,670	90	(6,366)	(96)	(1,084)	(7,456)	1,214	49,393
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	112,019	(446)	13,367	8,836	21,757	400	(5,934)	(103)	(4,040)	(9,677)	12,080	124,099
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	165,931	(547)	(2,950)	15,808	12,311	2,563	(28,521)	(189)	(5,566)	(31,713)	(19,402)	146,529
Calvert VP EAFE International Index Portfolio - Class F	1,550,704	26,337	(28,197)	58,692	56,832	10,243	(149,613)	(5,158)	(72,822)	(217,350)	(160,518)	1,390,186
Calvert VP Russell 2000 Small Cap Index Portfolio	441,194	(553)	20,679	26,179	46,305	7,014	(44,821)	(3)	(12,395)	(50,205)	(3,900)	437,294
Calvert VP Russell 2000 Small Cap Index Portfolio - Class F	66,325	(86)	(1,354)	3,628	2,188	(4,078)	-	(65)	(13,761)	(17,904)	(15,716)	50,609
Calvert VP S&P MidCap 400 Index Portfolio	242,160	33	18,977	1,535	20,545	1,845	(17,737)	(179)	(6,000)	(22,071)	(1,526)	240,634
Calvert VP S&P MidCap 400 Index Portfolio - Class F	78,831	(81)	1,952	(4,751)	(2,880)	-	(9,948)	(56)	(17,579)	(27,583)	(30,463)	48,368
DWS Global Small Cap VIP - Class A	15,774	(61)	(63)	2,812	2,688	630	-	(37)	96	689	3,377	19,151
DWS International Growth VIP - Class A	1,289	7	555	(405)	157	-	-	(3)	(1,443)	(1,446)	(1,289)	-
Federated Hermes Government Money Fund II - Service Shares	217,208	(4,166)	-	-	(4,166)	(14,105)	(10,100)	(400)	284,515	259,910	255,744	472,952
Federated Hermes Managed Volatility Fund II - Primary Shares	323,954	4,199	(3,892)	(3,037)	(2,730)	8,802	(25,825)	(327)	4,538	(12,812)	(15,542)	308,412
Federated Hermes Quality Bond Fund II - Primary Shares	2,193,912	36,894	15,410	74,167	126,471	18,877	(382,358)	(3,514)	(265,586)	(632,581)	(506,110)	1,687,802

See accompanying notes.

 COUNTRY Investors Variable Annuity Account
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2020

		Operations				Contract transactions
									Transfers between
				Change in					subaccounts,	Net increase
				unrealized	Net increase				including	(decrease) in
		Net	Net realized	appreciation/	(decrease) in		Transfers of	Transfers of	Declared	net assets	Total
	Net Assets at	investment	gain (loss)	depreciation	net assets	Transfers	surrenders	administrative	Interest	from	increase	Net Assets at
	December 31,	income	on	of	from	of net	and death	and other	Option	contract	(decrease) in	December 31,
Subaccount	2019	(loss)	investments	investments	operations	premiums	benefits	charges	account	transactions	net assets	2020
Fidelity® VIP Contrafund® Portfolio - Initial Class	$2,365,509	$(23,572)	$142,402	$524,043	$642,873	$27,853	$(186,241)	$(3,019)	$(145,490)	$(306,897)	$335,976	$2,701,485
Fidelity® VIP Contrafund® Portfolio - Service Class 2	458,466	(5,129)	58,119	90,540	143,530	(5,816)	(229,858)	(558)	50,488	(185,744)	(42,214)	416,252
Fidelity® VIP Disciplined Small Cap - Service Class 2	144	-	(1)	26	25	-	-	(2)	-	(2)	23	167
Fidelity® VIP Growth & Income Portfolio - Initial Class	216,284	1,838	15,008	(3,799)	13,047	640	(1,763)	(243)	(4,942)	(6,308)	6,739	223,023
Fidelity® VIP Growth Portfolio - Initial Class	464,827	(5,029)	107,009	50,337	152,317	1,220	(92,025)	114	655	(90,036)	62,281	527,108
Fidelity® VIP Growth Portfolio - Service Class 2	54,494	(828)	11,167	15,303	25,642	7,444	-	(38)	(10,031)	(2,625)	23,017	77,511
Fidelity® VIP High Income Portfolio - Service Class 2	128,215	411	(7,132)	448	(6,273)	-	(101,934)	(229)	(11,627)	(113,790)	(120,063)	8,152
Fidelity® VIP Index 500 Portfolio - Initial Class	3,144,549	13,736	398,835	(46,835)	365,736	18,466	(435,148)	(1,878)	(173,148)	(591,708)	(225,972)	2,918,577
Fidelity® VIP Index 500 Portfolio - Service Class 2	2,962,555	6,855	293,473	84,847	385,175	22,541	(252,489)	(8,137)	(415,357)	(653,442)	(268,267)	2,694,288
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	4,308,155	50,202	41,519	238,521	330,242	25,558	(381,828)	(9,244)	624,305	258,791	589,033	4,897,188
Fidelity® VIP Mid Cap Portfolio - Service Class 2	2,947,445	(20,788)	(73,694)	529,327	434,845	32,347	(316,655)	(5,797)	221,771	(68,334)	366,511	3,313,956
Fidelity® VIP Overseas Portfolio - Initial Class	734,158	(5,003)	44,720	40,600	80,317	11,674	(52,521)	(542)	(74,712)	(116,101)	(35,784)	698,374
Fidelity® VIP Real Estate Portfolio - Service Class 2	562,113	3,489	3,840	(55,101)	(47,772)	10,189	(107,317)	(1,714)	74,964	(23,878)	(71,650)	490,463
Franklin Global Real Estate VIP Fund - Class 2	525,775	9,092	49,951	(91,265)	(32,222)	5,009	(13,788)	(415)	22,053	12,859	(19,363)	506,412
Franklin Mutual Shares VIP Fund - Class 2	173,099	1,682	(1,931)	(10,638)	(10,887)	(18,755)	(8,914)	(129)	(17,645)	(45,443)	(56,330)	116,769
Franklin Small Cap Value VIP Fund - Class 2	1,044,471	2,122	25,164	30,542	57,828	8,085	(53,998)	(1,621)	89,745	42,211	100,039	1,144,510

See accompanying notes.

COUNTRY Investors Variable Annuity Account
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2020

		Operations				Contract transactions
									Transfers between
				Change in					subaccounts,	Net increase
				unrealized	Net increase				including	(decrease) in
		Net	Net realized	appreciation/	(decrease) in		Transfers of	Transfers of	Declared	net assets	Total
	Net Assets at	investment	gain (loss)	depreciation	net assets	Transfers	surrenders	administrative	Interest	from	increase	Net Assets at
	December 31,	income	on	of	from	of net	and death	and other	Option	contract	(decrease) in	December 31,
Subaccount	2019	(loss)	investments	investments	operations	premiums	benefits	charges	account	transactions	net assets	2020
Franklin Small-Mid Cap Growth VIP Fund - Class 2	$129,486	$(1,670)	$14,063	$50,769	$63,162	$740	$(13,105)	$(163)	$(4,558)	$(17,086)	$46,076	$175,562
Franklin U.S. Government Securities VIP Fund - Class 2	121,626	2,891	(326)	622	3,187	4,032	(2,105)	(107)	(10)	1,810	4,997	126,623
Templeton Global Bond VIP Fund - Class 2	22,716	1,574	(165)	(2,832)	(1,423)	-	(334)	(6)	671	331	(1,092)	21,624
Templeton Growth VIP Fund - Class 2	128,426	2,120	(447)	5,043	6,716	4,732	(4,274)	(91)	2,031	2,398	9,114	137,540
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	347,687	694	37,181	(40,834)	(2,959)	2,055	(23,503)	77	795	(20,576)	(23,535)	324,152
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	198,685	(697)	9,330	33,465	42,098	8,563	(7,281)	(226)	54,516	55,572	97,670	296,355
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2	311,653	(1,980)	17,133	65,578	80,731	1,933	(77,776)	(950)	153,179	76,386	157,117	468,770
T. Rowe Price Equity Income Portfolio	4,651,907	46,114	158	(24,806)	21,466	47,299	(464,654)	(10,983)	456,456	28,118	49,584	4,701,491
T. Rowe Price Moderate Allocation Portfolio	628,135	1,116	23,656	53,302	78,074	6,786	(30,930)	(421)	(7,361)	(31,926)	46,148	674,283
T. Rowe Price New America Growth Portfolio	4,152,823	(49,215)	819,652	714,100	1,484,537	40,072	(414,837)	(10,737)	(741,884)	(1,127,386)	357,151	4,509,974
T. Rowe Price International Stock Portfolio	2,828,562	(16,167)	84,136	184,640	252,609	25,931	(272,507)	(6,983)	(414,645)	(668,204)	(415,595)	2,412,967

See accompanying notes.

COUNTRY Investors Variable Annuity Account
Statements of Changes in Net Assets
Year Ended December 31, 2019

		Operations				Contract transactions
									Transfers between
				Change in					subaccounts,	Net increase
				unrealized					including	(decrease) in
		Net	Net realized	appreciation/	Net increase		Transfers of	Transfers of	Declared	net assets	Total
	Net Assets at	investment	gain (loss)	depreciation	in net assets	Transfers	surrenders	administrative	Interest	from	increase	Net Assets at
	December 31,	income	on	of	from	of net	and death	and other	Option	contract	(decrease) in	December 31,
Subaccount	2018	(loss)	investments	investments	operations	premiums	benefits	charges	account	transactions	net assets	2019
American Century VP Capital Appreciation Fund	$47,163	$(681)	$10,041	$6,504	$15,864	$2,007	$(1,338)	$(100)	$(1,795)	$(1,226)	$14,638	$61,801
American Century VP Inflation Protection Bond Fund	122,728	1,619	(3,573)	11,255	9,301	5	(12,432)	(251)	(2,436)	(15,114)	(5,813)	116,915
American Century VP Ultra® Fund	152,192	(2,165)	20,259	32,270	50,364	1,697	-	(164)	(69)	1,464	51,828	204,020
BNY Mellon VIF Appreciation Portfolio - Initial Shares	37,559	(10)	4,185	8,500	12,675	90	(1,337)	(91)	(717)	(2,055)	10,620	48,179
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	90,467	(118)	15,612	9,251	24,745	1,271	(5,524)	(114)	1,174	(3,193)	21,552	112,019
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	162,123	(2,130)	44,567	(10,745)	31,692	2,862	(32,477)	(292)	2,023	(27,884)	3,808	165,931
Calvert VP EAFE International Index Portfolio - Class F	1,713,179	19,608	15,327	263,799	298,734	13,600	(240,847)	(6,680)	(227,282)	(461,209)	(162,475)	1,550,704
Calvert VP Russell 2000 Small Cap Index Portfolio	366,812	(1,091)	39,421	47,317	85,647	3,695	(11,751)	(77)	(3,132)	(11,265)	74,382	441,194
Calvert VP Russell 2000 Small Cap Index Portfolio - Class F	48,969	(151)	4,789	7,115	11,753	3,940	-	(106)	1,769	5,603	17,356	66,325
Calvert VP S&P MidCap 400 Index Portfolio	203,868	(15)	26,626	22,640	49,251	750	(12,961)	(238)	1,490	(10,959)	38,292	242,160
Calvert VP S&P MidCap 400 Index Portfolio - Class F	63,559	(14)	5,925	9,441	15,352	-	(398)	(97)	415	(80)	15,272	78,831
DWS Global Small Cap VIP - Class A	17,655	(194)	(196)	3,653	3,263	630	(6,872)	(38)	1,136	(5,144)	(1,881)	15,774
DWS International Growth VIP - Class A	997	-	22	273	295	-	-	(3)	-	(3)	292	1,289
Federated Hermes Government Money Fund II - Service Shares	224,819	898	-	-	898	23,168	(41,181)	(269)	9,773	(8,509)	(7,611)	217,208
Federated Hermes Managed Volatility Fund II - Primary Shares	284,614	2,722	2,389	47,395	52,506	2,683	(16,320)	(355)	826	(13,166)	39,340	323,954
Federated Hermes Quality Bond Fund II - Primary Shares	2,679,393	49,195	(11,229)	164,366	202,332	18,759	(289,744)	(4,598)	(412,230)	(687,813)	(485,481)	2,193,912

See accompanying notes.

COUNTRY Investors Variable Annuity Account
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2019

		Operations				Contract transactions
									Transfers between
				Change in					subaccounts,	Net increase
				unrealized					including	(decrease) in
		Net	Net realized	appreciation/	Net increase		Transfers of	Transfers of	Declared	net assets	Total
	Net Assets at	investment	gain (loss)	depreciation	in net assets	Transfers	surrenders	administrative	Interest	from	increase	Net Assets at
	December 31,	income	on	of	from	of net	and death	and other	Option	contract	(decrease) in	December 31,
Subaccount	2018	(loss)	investments	investments	operations	premiums	benefits	charges	account	transactions	net assets	2019
Fidelity® VIP Contrafund® Portfolio - Initial Class	$1,995,345	$(16,499)	$325,240	$269,144	$577,885	$12,396	$(188,482)	$(2,956)	$(28,679)	$(207,721)	$370,164	$2,365,509
Fidelity® VIP Contrafund® Portfolio - Service Class 2	359,447	(3,978)	48,406	61,803	106,231	28,801	(34,365)	(479)	(1,169)	(7,212)	99,019	458,466
Fidelity® VIP Disciplined Small Cap - Service Class 2	119	1	10	16	27	-	-	(2)	-	(2)	25	144
Fidelity® VIP Growth & Income Portfolio - Initial Class	193,697	4,817	36,072	10,178	51,067	839	(30,048)	(259)	988	(28,480)	22,587	216,284
Fidelity® VIP Growth Portfolio - Initial Class	365,861	(3,890)	44,013	77,008	117,131	3,065	(22,260)	49	981	(18,165)	98,966	464,827
Fidelity® VIP Growth Portfolio - Service Class 2	30,962	(434)	2,301	8,625	10,492	13,132	-	(36)	(56)	13,040	23,532	54,494
Fidelity® VIP High Income Portfolio - Service Class 2	142,361	5,003	(471)	13,143	17,675	5	(30,799)	(270)	(757)	(31,821)	(14,146)	128,215
Fidelity® VIP Index 500 Portfolio - Initial Class	2,586,745	22,191	195,745	531,776	749,712	19,185	(189,657)	(2,226)	(19,210)	(191,908)	557,804	3,144,549
Fidelity® VIP Index 500 Portfolio - Service Class 2	2,556,223	15,370	203,175	500,159	718,704	30,714	(378,869)	(9,007)	44,790	(312,372)	406,332	2,962,555
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	4,387,673	64,484	(7,515)	291,916	348,885	42,721	(494,603)	(9,082)	32,561	(428,403)	(79,518)	4,308,155
Fidelity® VIP Mid Cap Portfolio - Service Class 2	2,347,158	(13,597)	271,814	255,961	514,178	22,544	(240,739)	(5,742)	310,046	86,109	600,287	2,947,445
Fidelity® VIP Overseas Portfolio - Initial Class	291,081	6,141	30,848	70,299	107,288	6,381	(44,221)	(374)	374,003	335,789	443,077	734,158
Fidelity® VIP Real Estate Portfolio - Service Class 2	545,041	1,417	29,422	83,521	114,360	16,946	(71,186)	(2,060)	(40,988)	(97,288)	17,072	562,113
Franklin Global Real Estate VIP Fund - Class 2	484,868	7,646	26,176	64,241	98,063	6,080	(49,966)	(489)	(12,781)	(57,156)	40,907	525,775
Franklin Mutual Shares VIP Fund - Class 2	139,571	907	19,796	8,176	28,879	18,385	(13,263)	(169)	(304)	4,649	33,528	173,099
Franklin Small Cap Value VIP Fund - Class 2	910,405	(1,425)	148,905	70,829	218,309	9,095	(110,884)	(1,822)	19,368	(84,243)	134,066	1,044,471

See accompanying notes.

COUNTRY Investors Variable Annuity Account
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2019

		Operations				Contract transactions
									Transfers between
				Change in					subaccounts,	Net increase
				unrealized					including	(decrease) in
		Net	Net realized	appreciation/	Net increase		Transfers of	Transfers of	Declared	net assets	Total
	Net Assets at	investment	gain (loss)	depreciation	in net assets	Transfers	surrenders	administrative	Interest	from	increase	Net Assets at
	December 31,	income	on	of	from	of net	and death	and other	Option	contract	(decrease) in	December 31,
Subaccount	2018	(loss)	investments	investments	operations	premiums	benefits	charges	account	transactions	net assets	2019
Franklin Small-Mid Cap Growth VIP Fund - Class 2	$105,105	$(1,507)	$14,188	$18,375	$31,056	$700	$(6,633)	$(175)	$(567)	$(6,675)	$24,381	$129,486
Franklin U.S. Government Securities VIP Fund - Class 2	189,290	2,596	(8,078)	11,807	6,325	2,395	(75,748)	(114)	(522)	(73,989)	(67,664)	121,626
Templeton Global Bond VIP Fund - Class 2	23,962	1,426	(456)	(794)	176	-	(2,005)	(10)	593	(1,422)	(1,246)	22,716
Templeton Growth VIP Fund - Class 2	118,775	2,033	25,574	(11,255)	16,352	3,839	(11,057)	(112)	629	(6,701)	9,651	128,426
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	286,146	1,321	31,863	38,496	71,680	2,016	(10,948)	60	(1,267)	(10,139)	61,541	347,687
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	176,032	(1,495)	22,081	18,726	39,312	1,918	(24,822)	(265)	6,510	(16,659)	22,653	198,685
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2	255,845	(2,983)	38,101	23,444	58,562	2,285	(28,880)	(767)	24,608	(2,754)	55,808	311,653
T. Rowe Price Equity Income Portfolio	3,889,524	49,008	437,041	466,238	952,287	47,669	(552,162)	(11,775)	326,364	(189,904)	762,383	4,651,907
T. Rowe Price Moderate Allocation Portfolio	681,297	5,033	36,073	75,607	116,713	1,585	(163,380)	(515)	(7,565)	(169,875)	(53,162)	628,135
T. Rowe Price New America Growth Portfolio	3,662,777	(32,586)	411,246	768,752	1,147,412	48,139	(457,188)	(11,344)	(236,973)	(657,366)	490,046	4,152,823
T. Rowe Price International Stock Portfolio	2,827,866	28,004	234,069	412,730	674,803	30,727	(354,271)	(8,925)	(341,638)	(674,107)	696	2,828,562

See accompanying notes.

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements

December 31, 2020

1.	Organization and Significant Accounting Policies

Organization

COUNTRY Investors Variable Annuity Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by COUNTRY Investors Life Assurance Company (the Company) in 2002 and exists in accordance with the rules and regulations of the Illinois Department of Insurance. The Account is a funding vehicle for individual flexible premium deferred variable annuity contracts issued by the Company. The Company discontinued sales of variable annuity contracts but continues to receive premiums from sales that occurred prior to this change.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not available to satisfy liabilities arising out of any other business the Company may conduct.

At the direction of eligible contract owners, the Account invests in the following forty-three investment subaccounts which, in turn, own open-end mutual fund shares of registered investment companies (the Funds). Eligible contract owners may also allocate funds to the Declared Interest Option (DIO) account. The DIO is funded by the general account of the Company and pays interest at declared rates with a guaranteed minimum. Assets and liabilities associated with funds allocated to the DIO are excluded from the Account as these are included in the Company’s general account.

Subaccount / Fund
American Century Variable Portfolios, Inc.	Fidelity® Variable Insurance Products Funds (continued)
American Century VP Capital Appreciation Fund	Fidelity® VIP Growth Portfolio - Service Class 2
American Century VP Inflation Protection Bond Fund	Fidelity® VIP High Income Portfolio - Service Class 2
American Century VP Ultra® Fund	Fidelity® VIP Index 500 Portfolio - Initial Class
BNY Mellon Variable Investment Fund (2)	Fidelity® VIP Index 500 Portfolio - Service Class 2
BNY Mellon VIF Appreciation Portfolio - Initial Shares	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	Fidelity® VIP Mid Cap Portfolio - Service Class 2
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	Fidelity® VIP Overseas Portfolio - Initial Class
Calvert Variable Products, Inc.	Fidelity® VIP Real Estate Portfolio - Service Class 2
Calvert VP EAFE International Index Portfolio - Class F	Franklin Templeton Variable Insurance Products Trust
Calvert VP Russell 2000 Small Cap Index Portfolio	Franklin Global Real Estate VIP Fund - Class 2
Calvert VP Russell 2000 Small Cap Index Portfolio - Class F	Franklin Mutual Shares VIP Fund - Class 2
Calvert VP S&P MidCap 400 Index Portfolio	Franklin Small Cap Value VIP Fund - Class 2
Calvert VP S&P MidCap 400 Index Portfolio - Class F	Franklin Small-Mid Cap Growth VIP Fund - Class 2
Deutsche DWS Variable Series I	Franklin U.S. Government Securities VIP Fund - Class 2
DWS Global Small Cap VIP - Class A	Templeton Global Bond VIP Fund - Class 2
Deutsche DWS Variable Series II	Templeton Growth VIP Fund - Class 2
DWS International Growth VIP - Class A	J.P. Morgan Insurance Trust
Federated Hermes Insurance Series (1)	J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1
Federated Hermes Government Money Fund II - Service Shares (1)	J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1
Federated Hermes Managed Volatility Fund II - Primary Shares (1)	J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2
Federated Hermes Quality Bond Fund II - Primary Shares (1)	T. Rowe Price Equity Series, Inc.
Fidelity® Variable Insurance Products Funds	T. Rowe Price Equity Income Portfolio
Fidelity® VIP Contrafund® Portfolio - Initial Class	T. Rowe Price Moderate Allocation Portfolio
Fidelity® VIP Contrafund® Portfolio - Service Class 2	T. Rowe Price New America Growth Portfolio
Fidelity® VIP Disciplined Small Cap - Service Class 2	T. Rowe Price International Series, Inc
Fidelity® VIP Growth & Income Portfolio - Initial Class	T. Rowe Price International Stock Portfolio
Fidelity® VIP Growth Portfolio - Initial Class

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

(1)	The names of the following investment families and investment options changed during the year:

Current Name	Former Name
Federated Hermes Insurance Series	Federated Insurance Series
Federated Hermes Government Money Fund II - Service Shares	Federated Government Money Fund II - Service Shares
Federated Hermes Managed Volatility Fund II - Primary Shares	Federated Managed Volatility Fund II - Primary Shares
Federated Hermes Quality Bond Fund II - Primary Shares	Federated Quality Bond Fund II - Primary Shares

(2)	On April 30, 2020, the BNY Mellon VIF International Equity Portfolio – Initial Shares was closed to contract owners pursuant to approval by the Board of Trustees of BNY Mellon Variable Investment Fund. As a result, the BNY Mellon VIF International Equity Portfolio – Initial Shares subaccount was removed as an investment option and liquidated.

Investments

Investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

The inputs used in determining the fair value of the Account’s investments are summarized in three broad levels listed below: Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Account’s own assumptions in determining the fair value of the investments)

At December 31, 2020, all valuation inputs used to determine the fair value of mutual fund shares owned by the Account were classified as Level 1. There were no transfers into or out of Level 3 during the year.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

Contracts in Annuitization Period

Net assets allocated to contracts in the annuitization period are computed according to the mortality table indicated in the original contract with an assumed investment return determined at the time of annuitization. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Account’s financial statements and accompanying notes in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

2.	Expense Charges and Related Party Transactions

Paid to the Company

The Account pays the Company certain amounts relating to the distribution and administration of the contracts funded by the Account and as reimbursement for certain mortality and other risks assumed by the Company. The following summarizes those amounts.

Mortality and Expense Risk Charges: The Company deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 1.20% of the average daily net asset value of the Account. These charges are assessed in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with contracts issued.

Administrative Charge: Prior to the annuity payment period, the Company will deduct an annual administrative charge of $30 to reimburse it for administrative expenses related to the contract. A portion of these charges may be deducted from funds held in the fixed interest subaccount.

Transfer Charge: A transfer charge of $10 may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one contract year.

3.	Federal Income Taxes

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

4. Purchases and Sales of Investment Securities

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the year ended December 31, 2020:

	Cost of	Proceeds
Subaccount	Purchases	from Sales
American Century Variable Portfolios, Inc.:
American Century VP Capital Appreciation Fund	$20,436	$11,388
American Century VP Inflation Protection Bond Fund	9,813	113,303
American Century VP Ultra® Fund	93,425	38,277

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	6,932	10,952
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	9,955	12,653
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	5,702	37,962

Calvert Variable Products, Inc.:
Calvert VP EAFE International Index Portfolio - Class F	73,626	264,639
Calvert VP Russell 2000 Small Cap Index Portfolio	35,038	64,900
Calvert VP Russell 2000 Small Cap Index Portfolio - Class F	6,563	22,021
Calvert VP S&P MidCap 400 Index Portfolio	13,794	28,436
Calvert VP S&P MidCap 400 Index Portfolio - Class F	6,169	32,359

Deutsche DWS Variable Series I:
DWS Global Small Cap VIP - Class A	947	319

Deutsche DWS Variable Series II:
DWS International Growth VIP - Class A	19	1,458

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	320,915	65,171
Federated Hermes Managed Volatility Fund II - Primary Shares	28,073	36,686
Federated Hermes Quality Bond Fund II - Primary Shares	114,714	703,961

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	$55,140	$372,815
Fidelity® VIP Contrafund® Portfolio - Service Class 2	101,260	289,652
Fidelity® VIP Disciplined Small Cap - Service Class 2	1	3
Fidelity® VIP Growth & Income Portfolio - Initial Class	16,415	10,897
Fidelity® VIP Growth Portfolio - Initial Class	53,145	100,766
Fidelity® VIP Growth Portfolio - Service Class 2	18,365	16,075
Fidelity® VIP High Income Portfolio - Service Class 2	6,746	120,125
Fidelity® VIP Index 500 Portfolio - Initial Class	90,776	658,652
Fidelity® VIP Index 500 Portfolio - Service Class 2	101,964	739,019
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	878,193	567,564
Fidelity® VIP Mid Cap Portfolio - Service Class 2	373,017	462,139
Fidelity® VIP Overseas Portfolio - Initial Class	18,927	136,861
Fidelity® VIP Real Estate Portfolio - Service Class 2	123,663	122,248

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	91,889	23,075
Franklin Mutual Shares VIP Fund - Class 2	11,166	50,691
Franklin Small Cap Value VIP Fund - Class 2	183,655	83,701
Franklin Small-Mid Cap Growth VIP Fund - Class 2	19,248	19,557
Franklin U.S. Government Securities VIP Fund - Class 2	8,619	3,918
Templeton Global Bond VIP Fund - Class 2	2,737	832
Templeton Growth VIP Fund - Class 2	9,971	5,453

J.P. Morgan Insurance Trust:
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	30,189	32,804
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	76,055	10,199
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2	195,407	102,389

T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio	781,983	607,970
T. Rowe Price Moderate Allocation Portfolio	39,645	49,059
T. Rowe Price New America Growth Portfolio	738,585	1,249,018

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	165,594	755,254

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

5. Summary of Changes from Unit Transactions

Transactions in units of each subaccount were as follows for the periods ended December 31, 2020 and 2019:

	Period Ended December 31,
	2020			2019
Subaccount	Purchased	Redeemed	Net Increase (Decrease)	Purchased	Redeemed	Net Increase (Decrease)
American Century Variable Portfolios, Inc.:
American Century VP Capital Appreciation Fund	420	434	(14)	86	137	(51)
American Century VP Inflation Protection Bond Fund	651	7,982	(7,331)	244	1,398	(1,154)
American Century VP Ultra® Fund	1,890	919	971	57	8	49

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	109	373	(264)	4	83	(79)
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	61	436	(375)	102	216	(114)
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	328	2,537	(2,209)	268	1,794	(1,526)

Calvert Variable Products, Inc.:
Calvert VP EAFE International Index Portfolio - Class F	1,951	14,448	(12,497)	3,023	28,657	(25,634)
Calvert VP Russell 2000 Small Cap Index Portfolio	507	3,166	(2,659)	220	674	(454)
Calvert VP Russell 2000 Small Cap Index Portfolio - Class F	127	712	(585)	158	10	148
Calvert VP S&P MidCap 400 Index Portfolio	153	973	(820)	78	419	(341)
Calvert VP S&P MidCap 400 Index Portfolio - Class F	158	1,226	(1,068)	26	27	(1)

Deutsche DWS Variable Series I:
DWS Global Small Cap VIP - Class A	30	5	25	58	241	(183)

Deutsche DWS Variable Series II:
DWS International Growth VIP - Class A	-	75	(75)	-	-	-

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	34,487	6,575	27,912	3,589	4,510	(921)
Federated Hermes Managed Volatility Fund II - Primary Shares	1,338	2,213	(875)	259	1,103	(844)
Federated Hermes Quality Bond Fund II - Primary Shares	4,150	55,206	(51,056)	2,398	60,912	(58,514)

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,163	8,741	(7,578)	387	6,774	(6,387)
Fidelity® VIP Contrafund® Portfolio - Service Class 2	2,874	6,216	(3,342)	1,142	1,335	(193)
Fidelity® VIP Disciplined Small Cap - Service Class 2	-	-	-	-	-	-
Fidelity® VIP Growth & Income Portfolio - Initial Class	101	352	(251)	102	1,272	(1,170)
Fidelity® VIP Growth Portfolio - Initial Class	173	2,966	(2,793)	155	772	(617)
Fidelity® VIP Growth Portfolio - Service Class 2	255	252	3	305	2	303
Fidelity® VIP High Income Portfolio - Service Class 2	255	5,180	(4,925)	51	1,413	(1,362)
Fidelity® VIP Index 500 Portfolio - Initial Class	1,341	21,479	(20,138)	1,234	7,869	(6,635)
Fidelity® VIP Index 500 Portfolio - Service Class 2	1,518	17,428	(15,910)	3,939	12,424	(8,485)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	59,269	41,139	18,130	20,342	56,760	(36,418)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	11,954	14,957	(3,003)	11,515	8,849	2,666
Fidelity® VIP Overseas Portfolio - Initial Class	813	6,866	(6,053)	20,929	2,859	18,070
Fidelity® VIP Real Estate Portfolio - Service Class 2	2,361	3,037	(676)	434	2,724	(2,290)

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

	Period Ended December 31,
	2020			2019
Subaccount	Purchased	Redeemed	Net Increase (Decrease)	Purchased	Redeemed	Net Increase (Decrease)
Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	2,239	1,288	951	260	3,882	(3,622)
Franklin Mutual Shares VIP Fund - Class 2	241	2,385	(2,144)	837	659	178
Franklin Small Cap Value VIP Fund - Class 2	4,474	2,692	1,782	1,620	4,519	(2,899)
Franklin Small-Mid Cap Growth VIP Fund - Class 2	28	527	(499)	29	264	(235)
Franklin U.S. Government Securities VIP Fund - Class 2	318	183	135	278	5,931	(5,653)
Templeton Global Bond VIP Fund - Class 2	68	41	27	41	141	(100)
Templeton Growth VIP Fund - Class 2	438	258	180	299	685	(386)

J.P. Morgan Insurance Trust:
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	332	925	(593)	131	437	(306)
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	2,380	305	2,075	338	912	(574)
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2	5,401	2,746	2,655	873	935	(62)

T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio	27,303	25,366	1,937	19,049	26,956	(7,907)
T. Rowe Price Moderate Allocation Portfolio	421	1,721	(1,300)	123	7,287	(7,164)
T. Rowe Price New America Growth Portfolio	1,701	25,178	(23,477)	1,117	18,427	(17,310)

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	3,302	36,302	(33,000)	3,266	38,501	(35,235)

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

6. Unit Values

The following summarizes units outstanding, unit values, and net assets at December 31, 2020, 2019, 2018, 2017 and 2016, and investment income ratios, expense ratios, and total return ratios for the periods then ended:

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

American Century VP Capital Appreciation Fund:
2020	2,261	$38.23	$86,460	-%	1.20%	40.76%
2019	2,275	27.16	61,801	-	1.20	33.95
2018	2,326	20.28	47,163	-	1.20	(6.33)
2017	2,016	21.65	43,634	-	1.20	20.41
2016	2,237	17.98	40,230	-	1.20	1.99
American Century VP Inflation Protection Bond Fund:
2020	1,396	14.54	20,286	1.12	1.20	8.51
2019	8,727	13.40	116,915	2.53	1.20	7.89
2018	9,881	12.42	122,728	3.10	1.20	(3.72)
2017	9,824	12.90	126,742	2.84	1.20	2.71
2016	10,113	12.56	127,051	2.11	1.20	3.46
American Century VP Ultra® Fund:
2020	7,136	49.00	349,653	-	1.20	48.08
2019	6,165	33.09	204,020	-	1.20	32.98
2018	6,116	24.88	152,192	0.25	1.20	(0.44)
2017	5,976	24.99	149,365	0.37	1.20	30.63
2016	6,176	19.13	118,127	0.36	1.20	3.24
BNY Mellon VIF Appreciation Portfolio - Initial Shares:
2020	1,374	35.96	49,393	0.77	1.20	22.23
2019	1,638	29.42	48,179	1.17	1.20	34.49
2018	1,717	21.88	37,559	1.24	1.20	(7.95)
2017	1,976	23.77	46,956	1.33	1.20	25.83
2016	2,134	18.89	40,307	1.56	1.20	6.66
BNY Mellon VIF Growth & Income Portfolio - Initial Shares:
2020	3,362	36.92	124,099	0.77	1.20	23.15
2019	3,737	29.98	112,019	1.08	1.20	27.61
2018	3,851	23.49	90,467	0.80	1.20	(5.85)
2017	4,331	24.95	108,039	0.76	1.20	18.30
2016	3,668	21.09	77,334	1.23	1.20	8.77
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares:
2020	6,469	22.65	146,529	0.76	1.20	18.46
2019	8,678	19.12	165,931	-	1.20	20.34
2018	10,204	15.89	162,123	-	1.20	(20.03)
2017	11,064	19.87	219,902	-	1.20	23.19
2016	10,824	16.13	174,578	-	1.20	15.71
Calvert VP EAFE International Index Portfolio - Class F:
2020	67,367	20.64	1,390,186	3.22	1.20	6.28
2019	79,864	19.42	1,550,704	2.34	1.20	19.59
2018	105,498	16.24	1,713,179	3.50	1.20	(14.84)
2017	99,279	19.07	1,892,912	3.20	1.20	23.03
2016	68,436	15.50	1,060,922	2.69	1.20	(0.96)

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Calvert VP Russell 2000 Small Cap Index Portfolio:
2020	13,791	$31.71	$437,294	1.04%	1.20%	18.23%
2019	16,450	26.82	441,194	0.93	1.20	23.59
2018	16,904	21.70	366,812	1.07	1.20	(12.29)
2017	17,792	24.74	440,218	0.75	1.20	13.02
2016	20,708	21.89	453,301	0.57	1.20	19.49
Calvert VP Russell 2000 Small Cap Index Portfolio - Class F:
2020	1,070	47.28	50,609	1.01	1.20	17.99
2019	1,655	40.07	66,325	0.93	1.20	23.33
2018	1,507	32.49	48,969	1.07	1.20	(12.52)
2017	1,467	37.14	54,477	0.78	1.20	12.75
2016	1,194	32.94	39,321	0.40	1.20	19.22
Calvert VP S&P MidCap 400 Index Portfolio:
2020	6,463	37.23	240,634	1.21	1.20	11.97
2019	7,283	33.25	242,160	1.19	1.20	24.35
2018	7,624	26.74	203,868	1.14	1.20	(12.39)
2017	8,310	30.52	253,634	0.71	1.20	14.52
2016	8,644	26.65	230,352	0.41	1.20	18.87
Calvert VP S&P MidCap 400 Index Portfolio - Class F:
2020	1,301	37.18	48,368	1.03	1.20	11.75
2019	2,369	33.27	78,831	1.17	1.20	24.06
2018	2,370	26.82	63,559	1.16	1.20	(12.61)
2017	2,350	30.69	72,117	0.78	1.20	14.26
2016	1,691	26.86	45,436	0.55	1.20	18.53
DWS Global Small Cap VIP - Class A:
2020	561	34.11	19,151	0.79	1.20	15.98
2019	536	29.41	15,774	-	1.20	19.84
2018	719	24.54	17,655	0.27	1.20	(21.47)
2017	754	31.25	23,576	-	1.20	18.64
2016	40,439	26.34	1,065,303	0.39	1.20	0.34
DWS International Growth VIP - Class A:
2020	-	-	-	1.51	1.20	12.19
2019	75	17.23	1,289	1.28	1.20	29.69
2018	75	13.29	997	0.94	1.20	(17.66)
2017	75	16.14	1,215	0.36	1.20	23.96
2016	75	13.02	983	0.83	1.20	2.52
Federated Hermes Government Money Fund II - Service Shares:
2020	51,188	9.24	472,952	0.11	1.20	(0.96)
2019	23,276	9.33	217,208	1.63	1.20	0.42
2018	24,197	9.29	224,819	1.21	1.20	-
2017	34,913	9.29	324,236	0.31	1.20	(0.85)
2016	39,301	9.37	368,210	-	1.20	(1.16)
Federated Hermes Managed Volatility Fund II - Primary Shares:
2020	18,402	16.76	308,412	2.64	1.20	(0.30)
2019	19,277	16.81	323,954	2.08	1.20	18.84
2018	20,121	14.15	284,614	2.15	1.20	(9.53)
2017	10,618	15.64	166,039	3.63	1.20	16.72
2016	8,243	13.40	110,426	4.92	1.20	6.43

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Federated Hermes Quality Bond Fund II - Primary Shares:
2020	131,350	$12.85	$1,687,802	3.10%	1.20%	6.82%
2019	182,406	12.03	2,193,912	3.18	1.20	8.17
2018	240,920	11.12	2,679,393	3.07	1.20	(1.77)
2017	256,316	11.32	2,902,212	3.35	1.20	2.82
2016	285,586	11.01	3,145,336	3.72	1.20	2.61
Fidelity® VIP Contrafund® Portfolio - Initial Class:
2020	58,421	46.24	2,701,485	0.24	1.20	29.02
2019	65,999	35.84	2,365,509	0.46	1.20	30.02
2018	72,386	27.57	1,995,345	0.62	1.20	(7.48)
2017	107,151	29.80	3,192,957	0.99	1.20	20.45
2016	122,752	24.74	3,036,913	0.80	1.20	6.73
Fidelity® VIP Contrafund® Portfolio - Service Class 2:
2020	8,007	51.99	416,252	0.08	1.20	28.69
2019	11,349	40.40	458,466	0.22	1.20	29.73
2018	11,542	31.14	359,447	0.26	1.20	(7.76)
2017	122,645	33.76	4,140,482	0.74	1.20	20.14
2016	165,131	28.10	4,639,471	0.59	1.20	6.48
Fidelity® VIP Disciplined Small Cap - Service Class 2:
2020	6	29.45	167	0.78	1.20	17.24
2019	6	25.12	144	0.74	1.20	22.69
2018	6	20.47	119	0.43	1.20	(13.67)
2017	23	23.71	535	0.22	1.20	5.47
2016	276	22.48	6,213	0.44	1.20	20.93
Fidelity® VIP Growth & Income Portfolio - Initial Class:
2020	7,502	29.73	223,023	2.14	1.20	6.56
2019	7,753	27.90	216,284	3.56	1.20	28.53
2018	8,923	21.71	193,697	0.34	1.20	(10.07)
2017	9,468	24.14	228,542	1.29	1.20	15.56
2016	10,024	20.89	209,438	1.71	1.20	14.72
Fidelity® VIP Growth Portfolio - Initial Class:
2020	11,002	47.91	527,108	0.08	1.20	42.21
2019	13,795	33.69	464,827	0.26	1.20	32.71
2018	14,412	25.39	365,861	0.24	1.20	(1.36)
2017	14,675	25.74	377,688	0.22	1.20	33.58
2016	15,095	19.27	290,882	0.04	1.20	(0.41)
Fidelity® VIP Growth Portfolio - Service Class 2:
2020	1,225	63.26	77,511	0.04	1.20	41.84
2019	1,222	44.60	54,494	0.05	1.20	32.40
2018	919	33.68	30,962	0.04	1.20	(1.64)
2017	1,089	34.24	37,302	0.08	1.20	33.23
2016	1,150	25.70	29,546	-	1.20	(0.62)
Fidelity® VIP High Income Portfolio - Service Class 2:
2020	330	24.70	8,152	1.76	1.20	1.23
2019	5,255	24.40	128,215	4.91	1.20	13.42
2018	6,617	21.51	142,361	5.59	1.20	(4.78)
2017	6,611	22.59	149,358	2.20	1.20	5.66
2016	37,556	21.38	803,107	5.90	1.20	12.82

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Fidelity® VIP Index 500 Portfolio - Initial Class:
2020	77,809	$37.51	$2,918,577	1.70%	1.20%	16.85%
2019	97,947	32.10	3,144,549	1.96	1.20	29.78
2018	104,582	24.73	2,586,745	1.87	1.20	(5.65)
2017	107,793	26.21	2,825,286	1.78	1.20	20.28
2016	119,719	21.79	2,608,698	1.42	1.20	10.55
Fidelity® VIP Index 500 Portfolio - Service Class 2:
2020	56,522	47.67	2,694,288	1.46	1.20	16.55
2019	72,432	40.90	2,962,555	1.74	1.20	29.47
2018	80,917	31.59	2,556,223	1.57	1.20	(5.87)
2017	85,085	33.56	2,855,450	1.46	1.20	19.99
2016	122,427	27.97	3,424,393	1.15	1.20	10.25
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class:
2020	369,404	13.26	4,897,188	2.31	1.20	8.16
2019	351,274	12.26	4,308,155	2.67	1.20	8.33
2018	387,692	11.32	4,387,673	2.44	1.20	(1.65)
2017	428,307	11.51	4,931,939	2.73	1.20	2.95
2016	331,860	11.18	3,710,551	2.16	1.20	3.52
Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2020	83,763	39.56	3,313,956	0.41	1.20	16.46
2019	86,766	33.97	2,947,445	0.69	1.20	21.72
2018	84,100	27.91	2,347,158	0.42	1.20	(15.81)
2017	73,675	33.15	2,441,981	0.59	1.20	19.16
2016	45,678	27.82	1,270,943	0.31	1.20	10.57
Fidelity® VIP Overseas Portfolio - Initial Class:
2020	30,128	23.18	698,374	0.42	1.20	14.24
2019	36,181	20.29	734,158	2.48	1.20	26.25
2018	18,111	16.07	291,081	1.55	1.20	(15.82)
2017	18,944	19.09	361,718	1.41	1.20	28.73
2016	19,886	14.83	294,886	1.30	1.20	(6.20)
Fidelity® VIP Real Estate Portfolio - Service Class 2:
2020	12,180	40.27	490,463	1.91	1.20	(7.89)
2019	12,856	43.72	562,113	1.43	1.20	21.49
2018	15,146	35.99	545,041	2.84	1.20	(7.55)
2017	12,710	38.93	494,799	1.57	1.20	2.53
2016	13,902	37.97	527,784	1.15	1.20	4.23
Franklin Global Real Estate VIP Fund - Class 2:
2020	32,386	15.64	506,412	3.18	1.20	(6.52)
2019	31,435	16.73	525,775	2.65	1.20	20.96
2018	35,057	13.83	484,868	2.58	1.20	(7.86)
2017	34,196	15.01	513,456	3.09	1.20	9.16
2016	34,984	13.75	481,153	1.18	1.20	(0.65)
Franklin Mutual Shares VIP Fund - Class 2:
2020	5,486	21.28	116,769	2.67	1.20	(6.21)
2019	7,630	22.69	173,099	1.79	1.20	21.14
2018	7,452	18.73	139,571	2.43	1.20	(10.17)
2017	7,494	20.85	156,231	2.24	1.20	7.09
2016	7,082	19.47	137,882	2.19	1.20	14.66

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Franklin Small Cap Value VIP Fund - Class 2:
2020	34,624	$33.05	$1,144,510	1.43%	1.20%	3.93%
2019	32,842	31.80	1,044,471	1.05	1.20	24.84
2018	35,741	25.47	910,405	0.95	1.20	(13.92)
2017	47,499	29.59	1,405,607	0.57	1.20	9.35
2016	77,959	27.06	2,109,655	0.71	1.20	28.67
Franklin Small-Mid Cap Growth VIP Fund - Class 2:
2020	3,832	45.82	175,562	-	1.20	53.24
2019	4,331	29.90	129,486	-	1.20	29.89
2018	4,566	23.02	105,105	-	1.20	(6.50)
2017	4,704	24.62	115,825	-	1.20	19.98
2016	5,015	20.52	102,910	-	1.20	2.96
Franklin U.S. Government Securities VIP Fund - Class 2:
2020	9,277	13.65	126,623	3.49	1.20	2.63
2019	9,142	13.30	121,626	2.91	1.20	3.95
2018	14,795	12.79	189,290	2.73	1.20	(0.85)
2017	16,613	12.90	214,393	2.29	1.20	0.08
2016	24,243	12.89	312,405	2.54	1.20	(0.54)
Templeton Global Bond VIP Fund - Class 2:
2020	1,603	13.49	21,624	8.56	1.20	(6.45)
2019	1,576	14.42	22,716	7.17	1.20	0.83
2018	1,676	14.30	23,962	-	1.20	0.70
2017	1,744	14.20	24,766	-	1.20	0.71
2016	2,154	14.10	30,369	-	1.20	1.73
Templeton Growth VIP Fund - Class 2:
2020	7,532	18.26	137,540	3.00	1.20	4.52
2019	7,352	17.47	128,426	2.79	1.20	13.81
2018	7,738	15.35	118,775	1.97	1.20	(15.89)
2017	7,965	18.25	145,336	1.60	1.20	17.14
2016	7,902	15.58	123,107	1.95	1.20	8.34
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1:
2020	9,300	34.85	324,152	1.44	1.20	(0.83)
2019	9,893	35.14	347,687	1.60	1.20	25.25
2018	10,199	28.06	286,146	0.97	1.20	(12.88)
2017	11,170	32.21	359,767	0.79	1.20	12.43
2016	11,467	28.65	328,515	0.90	1.20	13.38
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1:
2020	8,404	35.26	296,355	0.84	1.20	12.33
2019	6,329	31.39	198,685	0.39	1.20	23.09
2018	6,903	25.50	176,032	0.41	1.20	(13.00)
2017	8,681	29.31	254,427	0.37	1.20	13.87
2016	14,084	25.74	362,471	0.49	1.20	18.84
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2:
2020	10,393	45.10	468,770	0.59	1.20	11.97
2019	7,738	40.28	311,653	0.18	1.20	22.80
2018	7,800	32.80	255,845	0.08	1.20	(13.25)
2017	14,083	37.81	532,479	0.14	1.20	13.58
2016	33,256	33.29	1,107,067	0.16	1.20	18.47

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

T. Rowe Price Equity Income Portfolio:
2020	180,263	$26.08	$4,701,491	2.35%	1.20%	(0.04)%
2019	178,326	26.09	4,651,907	2.32	1.20	24.92
2018	186,233	20.89	3,889,524	1.93	1.20	(10.57)
2017	248,192	23.36	5,797,115	1.70	1.20	14.68
2016	309,159	20.37	6,297,989	2.28	1.20	17.75
T. Rowe Price Moderate Allocation Portfolio:
2020	23,921	28.19	674,283	1.38	1.20	13.17
2019	25,221	24.91	628,135	1.94	1.20	18.41
2018	32,385	21.04	681,297	1.77	1.20	(6.20)
2017	36,817	22.43	825,827	1.50	1.20	16.04
2016	45,182	19.33	873,441	1.66	1.20	5.17
T. Rowe Price New America Growth Portfolio:
2020	74,857	60.25	4,509,974	-	1.20	42.67
2019	98,334	42.23	4,152,823	0.39	1.20	33.33
2018	115,644	31.67	3,662,777	0.28	1.20	(0.06)
2017	27,796	31.69	880,774	0.10	1.20	32.87
2016	28,222	23.85	673,126	0.04	1.20	0.13
T. Rowe Price International Stock Portfolio:
2020	101,323	23.81	2,412,967	0.51	1.20	13.06
2019	134,323	21.06	2,828,562	2.15	1.20	26.28
2018	169,558	16.68	2,827,866	1.38	1.20	(15.20)
2017	172,506	19.67	3,393,959	1.05	1.20	26.33
2016	212,743	15.57	3,311,805	1.04	1.20	0.97

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

(A)	There are no differences in unit value between accumulation units and units of contracts in annuitization period since there are no differences in charges that result in direct reductions of unit values.

(B)	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that contained net assets for a period less than the entire reporting period presented, average net assets have been calculated using only the period in which the subaccount contained net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(C)	These ratios represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(D)	These ratios represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts that contained net assets for a period less than the entire reporting period presented, total return has been calculated using only the period in which the subaccount contained net assets and has not been annualized.